SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES- Narrative (Details) $ in Thousands, bbl in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($) Customer	Oct. 31, 2021 bbl
Accounting Policies [Line Items]
Total assets	$ 2,442,301	$ 1,399,010
Liabilities	980,255	403,613
Other current assets	60,828	24,142
Capitalized interest	8,200	20,000	$ 11,800
Repairs and maintenance costs	5,900	2,900	4,800
Goodwill	257,137	122,735
Barrels for storage capacity in operation | bbl				4.3
Number of barrels for storage, under construction | bbl				1.9
Goodwill, impairment	$ 0	0	0
Intangible asset, weighted average remaining amortization period	154 months
Unamortized deferred financing costs	$ 21,456	10,507
Amortization of deferred financing costs	2,599	1,542	3,690
Revenues	120,219	68,562	$ 229,452
Other assets	24,882	17,003
Environmental liabilities	4,100	0
Insurance premium liabilities	$ 1,700	1,500
Percentage of unrecognized actuarial net gains or losses	10.00%
Measurement Input, Discount Rate | Goodwill
Accounting Policies [Line Items]
Alternative investment, measurement input	0.09
Measurement Input, Growth Rate | Goodwill
Accounting Policies [Line Items]
Alternative investment, measurement input	0.02
Minimum
Accounting Policies [Line Items]
Intangible assets, estimated useful life	5 years
Minimum | Jefferson Terminal
Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value	10.00%
Maximum
Accounting Policies [Line Items]
Intangible assets, estimated useful life	15 years
Maximum | Jefferson Terminal
Accounting Policies [Line Items]
Percentage of fair value exceeding carrying value	20.00%
CarbonFree
Accounting Policies [Line Items]
Other assets	$ 10,000
Other Assets
Accounting Policies [Line Items]
Commodities inventory	6,800	100
Purchase deposits	17,200	18,200
Notes receivable	7,500	700
Prepaid expense	17,400	4,200
Other current assets	$ 11,900	$ 900
Customer Concentration Risk | Sales Revenue, Segment | Jefferson Terminal
Accounting Policies [Line Items]
Number of customers | Customer	1	1	1
Customer Concentration Risk | Sales Revenue, Segment | Railroad
Accounting Policies [Line Items]
Number of customers | Customer	1
Customer Concentration Risk | Accounts Receivable | Jefferson Terminal
Accounting Policies [Line Items]
Number of customers | Customer	2	2
Customer Concentration Risk | Accounts Receivable | Railroad
Accounting Policies [Line Items]
Number of customers | Customer	2
Customer One | Customer Concentration Risk | Sales Revenue, Segment | Jefferson Terminal
Accounting Policies [Line Items]
Concentration risk	15.00%	40.00%	48.00%
Customer One | Customer Concentration Risk | Sales Revenue, Segment | Railroad
Accounting Policies [Line Items]
Concentration risk	45.00%
Two Customers | Customer Concentration Risk | Accounts Receivable
Accounting Policies [Line Items]
Concentration risk	48.00%	63.00%
Crude marketing revenues
Accounting Policies [Line Items]
Revenues		$ 8,200	$ 166,100
Cost of sales		8,200	$ 173,000
Delaware River Partners LLC | Variable Interest Entity, Primary Beneficiary
Accounting Policies [Line Items]
Interest held in VIE, as a percentage	100.00%
Total assets	$ 316,500	273,600
Liabilities	$ 32,600	$ 32,200